RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ctrip [Member]
Related Party Transaction [Line Items]
Service fee expense	¥ 17,740	¥ 19,235	¥ 17,128
Yibang [Member]
Related Party Transaction [Line Items]
Service fee	593	527	199
Qianya [Member]
Related Party Transaction [Line Items]
Service fee expense	¥ 417	¥ 0	¥ 0